Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The Company provides for income taxes based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. The Company is registered in Bermuda and is subject to Bermuda law with respect to taxation. Under current Bermuda law, the Company is not taxed on any Bermuda income or capital gains and has received an undertaking from the Bermuda Minister of Finance that, in the event of any Bermuda income or capital gains taxes being imposed, the Company will be exempt from such taxes until March 31, 2035.
The Company has subsidiaries and branches with operations in several jurisdictions outside Bermuda, including but not limited to the United Kingdom (U.K.), the United States (U.S.), Switzerland, Luxembourg and Canada that are subject to relevant taxes in those jurisdictions. Within Note 25 "Segment information" of these Consolidated Financial Statements, gross premiums written are allocated to the territory of coverage exposure and therefore do not correlate to pre-tax income generated in any of the territories identified.
The Company’s income (loss) before income tax for the years ended December 31, 2014, 2013 and 2012 was generated in the following jurisdictions:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Income before tax—Bermuda	$496,840	$601,583	$369,675
Income before tax—United Kingdom	10,824	4,668	10,277
(Loss) income before tax—United States	(11,752)	(464)	3,075
Income (loss) before tax—Switzerland	9,941	(225)	(3,381)
Income before tax—Canada	2,773	57	391
Income (loss) before tax—Other	29,076	(8,401)	2,502
Income before tax—Total	$537,702	$597,218	$382,539

Income tax expense (benefit) is comprised of current and deferred tax. Income tax expense (benefit) is as follows:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Current income tax expense (benefit)
U.S.	$21,257	$—	$(54)
Non-U.S.	26,179	1,781	1,382
Total current income tax expense	$47,436	$1,781	$1,328

Deferred income tax (benefit) expense
U.S.	$(24,998)	$880	$134
Non-U.S.	(22,283)	(2,278)	1,039
Total deferred income tax (benefit) expense	$(47,281)	$(1,398)	$1,173

Total income tax expense (benefit)
U.S.	$(3,741)	$880	$80
Non-U.S.	3,896	(497)	2,421
Total income tax expense	$155	$383	$2,501

The table below is a reconciliation of the actual income tax expense for the years ended December 31, 2014, 2013 and 2012 to the amount computed by applying the effective tax rate of 0% under Bermuda law to income before taxes:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Expected tax expense at Bermuda statutory rate of 0%	$—	$—	$—
Foreign tax rate differential	7,993	(2,399)	4,882
Change in valuation allowance	(7,284)	4,967	—
Tax exempt income and expenses not deductible	(6,055)	(263)	—
Share compensation tax windfall	3,513	—	—
Impact of enacted changes in tax rates	250	(407)	(1,611)
Prior years tax adjustments	666	(461)	(770)
Other	1,072	(1,054)	—
Actual income tax expense	$155	$383	$2,501

Deferred tax assets and liabilities primarily represent the tax effect of temporary differences between the carrying value of assets and liabilities for financial statement purposes and such values as measured by tax laws and regulations in countries in which the operations are taxable. Deferred tax assets may also represent the tax effect of tax loss carryforwards
In assessing whether deferred tax assets can be realized, the Company considers whether it is more likely than not that the tax benefit of the deferred tax asset will be realized. The realization of deferred tax assets is dependent upon the generation of future taxable income in the period during which those temporary differences and tax loss carryforwards become deductible. The Company considers the reversal of the deferred tax liabilities and projected future taxable income in making this assessment. The amount of the deferred tax asset considered realizable could be reduced in the future if estimates of future taxable income are reduced.
Significant components of the Company’s deferred tax assets and liabilities at December 31, 2014 and 2013 were as follows:

	Years Ended
	December 31, 2014	December 31, 2013
Deferred tax asset
Tax losses carried forward	$158,789	$185,955
Deferred compensation	5,527	6,119
Tax credits carried forward	4,016	—
Discounting of loss reserves	13,721	—
Risk premium reserve	3,842	—
Unearned premiums reserve	8,505	—
Pension	5,864	—
Other	6,023	128
Deferred tax asset, gross of valuation allowance	206,287	192,202
Valuation allowance	158,099	177,656
Net deferred tax asset	$48,188	$14,546

Deferred tax liability
Lloyd's underwriting profit taxable in future periods	$636	$28,945
Deferred acquisition costs	3,348	—
Intangibles	8,638	—
Unrealized appreciation on investments	9,101	—
Properties and fixed assets	4,993	3,179
Other	3,192	1,508
Deferred tax liability	29,908	33,632
Net deferred tax asset (liability)	$18,280	$(19,086)

The Company has undistributed earnings in several foreign subsidiaries. If such earnings were to be distributed, as dividends or otherwise, they may be subject to income and withholding taxes. As a general rule, the Company will try to only distribute earnings that can be distributed in a tax free manner and indefinitely reinvest any other earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable due to different possible methods for repatriating earnings.
As of December 31, 2014, the Company had net operating and capital loss carry forwards inclusive of cumulative currency translation adjustments as follows:

Tax Jurisdiction	Losses carried forward	Tax effect	Expiration
United Kingdom	547	118	None
United States	6,634	2,322	2029 - 2033
Switzerland	267,420	56,426	2018 - 2020
Luxembourg	340,245	99,352	None
Singapore	5,723	572	None

The valuation allowance as at December 31, 2014 of $158,099 (2013: $177,656), relates to tax loss carry forwards of subsidiaries in Switzerland, Luxembourg, and the United States. The Company believes it is necessary to establish a full valuation allowance against the tax assets primarily related to losses of its Swiss and Luxembourg operations due to uncertainty regarding the ability of these operations to generate sufficient future taxable income to utilize the loss carryforwards and realize the deferred tax assets. There was no change in the position taken during the years ended December 31, 2014, 2013 or 2012.
At December 31, 2014 and 2013, the Company has no accrued liabilities for tax, interest and penalties relating to uncertain tax positions.
The Company has open examinations by the U.K. HM Revenue and Customs for the tax year 2012 and by the New York State Department of Taxation and Finance for tax years 2011 to 2013. The Company believes that these examinations will be concluded within the next 36 months. The Company has open tax years that are potentially subject to examinations by local tax authorities, in the following major tax jurisdictions: the United Kingdom, 2013 and 2014; the United States, 2011 to 2014; Switzerland, 2010 to 2014; and Canada, 2010 to 2014.